Exceptional items	12 Months Ended
Jun. 30, 2025
Exceptional Items [Abstract]
Exceptional items	3. Exceptional items

Accounting policies

Exceptional items are those that in management’s judgement
need to be disclosed separately. Such items are included in the income statement caption to which they relate, and form part of the segmental reporting included in note 2. Management
believes that separate disclosure of exceptional items and the classification between operating and non-operating further helps investors to understand the performance of the group.
Changes in estimates and reversals in relation to items
previously recognised as exceptional are presented consistently as exceptional in the current year.

Operating items

Exceptional operating items are those that are unusual or non-
recurring in nature, considered to be of a size that could distort the performance and are part of the operating activities of the group, such as one-off global restructuring programmes which can be multi-year, impairment of intangible assets and fixed assets, indirect tax settlements, property disposals and changes in post-employment plans.

Non-operating items

Gains and losses on the sale or directly attributable to a
prospective sale of businesses, brands or distribution rights, step up gains and losses that arise when an investment becomes an associate or an associate becomes a subsidiary and unusual non-
recurring items, that are considered to be of a size that could distort performance and not in respect of the production,
marketing and distribution of premium drinks, are disclosed as exceptional non-operating items below operating profit in the income statement.

Exceptional finance income/charge

Exceptional finance incomes/charges are those that are unusual or non-recurring in nature, considered to be of a size that could distort the performance and are part of the financing activity of the group.

Taxation items

Exceptional current and deferred tax items comprise unusual or non-recurring items, that are considered to be of a size that could distort performance. Examples include direct tax
provisions and settlements in respect of prior years and the remeasurement of deferred tax assets and liabilities following tax rate changes.

	2025 $ million	2024 $ million	2023 $ million
Exceptional operating items
Impairment (charge)/income and other related charges (1)	(910)	224	(613)
Restructuring programme (2)	(225)	(61)	(121)
Distribution model change in France (3)	(145)	—	—
Various dispute and litigation matters (4)	(51)	(107)	—
USVI cover-over (5)	(38)	—	—
Distribution termination fee (6)	—	—	(55)
Winding down Russian operations (7)	—	—	23
	(1,369)	56	(766)
Non-operating items
Sale of businesses and brands
Guinness Nigeria PLC (8)	(125)	(6)	—
Guinness Ghana Breweries PLC prospective sale (9)	(114)	—	—
Pampero brand (10)	53	—	—
Santa Vittoria prospective sale (11)	(29)	—	—
Cacique brand (12)	(20)	—	—
Safari brand (13)	15	—	—
Cîroc LLC (14)	(11)	—	—
Guinness Cameroun S.A. (15)	(8)	(10)	343
MHD France joint operation (16)	(5)	—	—
Windsor business (17)	4	(58)	—
Seychelles Breweries Limited prospective sale (18)	(4)	—	—
Step acquisitions
Ritual (19)	25	—	—
Nao Spirits (20)	(1)	—	—
Other (21)	—	4	21
	(220)	(70)	364
Exceptional finance income
Borrowing costs capitalised (22)	58	—	—

Exceptional items before taxation	(1,531)	(14)	(402)
Tax on exceptional items (note 7(b))	214	(24)	226

Total exceptional items	(1,317)	(38)	(176)
Attributable to:
Equity shareholders of the parent company	(1,294)	(142)	(3)
Non-controlling interests	(23)	104	(173)
Total exceptional items	(1,317)	(38)	(176)
(1) In the year ended 30 June 2025, an impairment charge and other related charges of $458 million in respect of Diageo's investment in various Distill Ventures businesses, an impairment charge of
$231 million in respect of the Aviation American Gin brand and tangible fixed assets, $170 million in respect of various other US brands, tangible fixed assets and inventory and $51 million in respect of the
Bell’s whisky brand were recognised in exceptional operating items.
For further information, see note 9(d), note 6 and note 13.
In the year ended 30 June 2024, a net gain of $224 million was recognised in exceptional operating items, driven by the reversal of
Shui Jing Fang brand impairment of $379 million, partially offset by an impairment charge of $101 million in respect of the Chase brand and the related goodwill and tangible fixed assets, and an impairment charge of $54 million in respect of certain brands in the US ready-to-
drink portfolio.
In the year ended 30 June 2023, an impairment charge of $613 million was recognised in exceptional operating items in respect of the
McDowell's brand ($517 million), the SIA brand ($36 million), the
Copper Dog brand ($31 million) and the Director's Special brand
($29 million).
(2) In the year ended 30 June 2025, an exceptional charge of $225 million was accounted for in respect of the Accelerate programme, that includes the supply chain agility programme (2024 – $61 million).
The Accelerate programme was announced in May 2025 and is a three-
year programme aiming to create a more agile global operating model with cash delivery, cost savings and deleveraging targets. The implementation costs of the programme will comprise non-cash items and one-off expenses, the majority of which are expected to be recognised as exceptional operating items. The exceptional charge in respect of the restructuring programmes for the year ended 30 June
2025 was primarily in respect of impairment of property, plant and equipment, severance costs and accelerated depreciation, being incremental depreciation of assets in the period directly attributable to the programme in North America and Europe. In the year ended 30
June 2025, cash expenditure in respect of restructuring was $38 million
(2024 – $26 million), partially offset by $35 million proceeds from selling a plant in North America.
(3) On 23 July 2024, Diageo announced the completion of the
transformation of its distribution model in France as the company agreed with LVMH to exit from their joint operation and to terminate the existing distribution agreements for Diageo brands. In the year ended 30 June 2025, an exceptional operating charge of $145 million was accounted for in respect of the transformation, mainly in relation to termination fee paid to LVMH.
(4) In the year ended 30 June 2025, $51 million (2024 – $107 million)
was recorded as an exceptional operating item in respect of various dispute and litigation matters in North America and Europe, including certain costs and expenses associated therewith.
(5) Diageo receives cover-over income in relation to its rum production in the US Virgin Islands. The cover-over is based on a permanent standard rate and an additional extender rate. A recent law made the extender rate permanent from January 2026 but no retrospective approval was granted for the period after 31 December 2021. As a result, Diageo reversed accrued income of $38 million in respect of prior years as exceptional operating item in the year ended 30 June
2025.
(6) In the year ended 30 June 2023, Diageo agreed with one of its distributors in Africa to terminate the distribution licence of Gordon's, in respect of which a provision of $55 million was recognised as an operating exceptional charge. In the year ended 30 June 2024,
$55 million in respect of the aforementioned termination was paid.
(7) In the year ended 30 June 2023, Diageo released unutilised provisions of $23 million in respect of winding down its operations in Russia.
(8) On 30 September 2024, Diageo completed the sale of its
shareholding in Guinness Nigeria PLC to Tolaram. The transaction resulted in a loss of $125 million, including cumulative translation losses of $175 million recycled to the income statement in the year ended 30 June 2025. In the year ended 30 June 2024, a charge of
$6 million was recognised as a non-operating item, in respect of transaction and other costs directly attributable to the prospective sale of the business.
(9) On 28 January 2025, Diageo announced the agreement to sell
Guinness Ghana Breweries PLC, its brewery in Ghana to the Castel
Group and a non-operating charge of $114 million attributable to the prospective sale was recognised in the year ended 30 June 2025.
(10) In the year ended 30 June 2025, an exceptional gain of $53 million was accounted for in relation to the disposal of the Pampero brand to
Gruppo Montenegro.
(11) On 24 June 2025, Diageo announced the sale of Diageo Operations
Italy S.p.A., inclusive of the Santa Vittoria production facility, to
NewPrinces S.p.A. and a non-operating charge of $29 million
attributable to the prospective sale was recognised in the year ended
30 June 2025.
(12) On 23 January 2025, Diageo announced the sale of the Cacique brand to Bardinet S.A. The transaction resulted in a loss of $20 million.
(13) In the year ended 30 June 2025, an exceptional gain of $15 million was recorded in relation to the disposal of the Safari brand to
Casa Redondo.
(14) In the year ended 30 June 2025, Diageo and Main Street Advisors,
Inc. (MSA) announced that they entered into a strategic contractual arrangement, where Diageo contributed its ownership in Cîroc LLC, owner of the Cîroc IP and distribution right for North America, while
MSA contributed Lobos LLC, owner of the Lobos 1707 premium tequila brand, into the newly formed structure. As a result, Diageo lost the control over Cîroc LLC and accounted for its investment in Cîroc LLC and Lobos LLC as associates. The transaction resulted in $11 million non-operating exceptional loss.
(15) On 26 May 2023, Diageo completed the sale of its wholly owned subsidiary in Cameroon, Guinness Cameroun S.A., to the Castel Group
for an aggregate consideration of $475 million resulting in an exceptional gain of $343 million, including cumulative translation gain in the amount of $19 million recycled to the income statement. In the year ended 30 June 2025, $8 million (2024 – $10 million) charges directly attributable to the disposal have been accounted for.
(16) In the year ended 30 June 2025, an exceptional loss of $5 million was recorded in relation to the disposal of Diageo's share in the France joint operation.
(17) On 27 October 2023, Diageo completed the sale of Windsor Global
Co., Ltd. to PT W Co., Ltd., a Korean company sponsored by Pine Tree
Investment & Management Co., Ltd. for a total consideration of
KRW 206 billion ($152 million). The transaction resulted in a loss of
$58 million in the year ended 30 June 2024, which was recognised as a non-operating item attributable to the sale, including cumulative translation losses of $26 million recycled to the income statement. In the year ended 30 June 2025, $4 million gain was accounted for driven by the reversal of accrued charges.
(18) In the year ended 30 June 2025, $4 million transaction costs were incurred in respect of the prospective disposal of Seychelles
Breweries Limited.
(19) On 24 September 2024, Diageo acquired the part of the entire issued share capital of Ritual Beverage Company LLC (owner of the
Ritual Zero Proof non-alcoholic spirits brand), that it did not already own. As a result of Ritual Zero Proof becoming a subsidiary of the group in the year ended 30 June 2025, a gain of $25 million arose, being the difference between the book value of the associate prior to the transaction and its fair value.
(20) On 19 June 2025, United Spirits Limited acquired a controlling shareholding in Nao Spirits. Step up loss of $1 million was accounted for as non-operating exceptional item. The fair values of assets and liabilities acquired are provisional and will be finalised in the year ending 30 June 2026.
(21) Other exceptional non-operating items include subsequent gains and charges of items that were originally recognised as exceptional at inception. In the year ended 30 June 2023, other exceptional non-
operating items resulted in a net gain of $21 million, mainly driven by the sale of its Archers brand.
(22) In the year ended 30 June 2025, the group capitalised borrowing costs of $58 million in respect of purchases of property, plant, equipment and computer software in the prior years.
For further information on acquisition and sale of businesses and brands, see notes 8(a) and 8(b).
Cash payments and receipts included in net cash inflow from operating activities in respect of exceptional items were as follows:

	2025 $ million	2024 $ million	2023 $ million
Distribution termination fee	(48)	(55)	—
Litigation	(44)	(88)	—
Restructuring programme	(38)	(26)	(14)
Thalidomide (note 15(d))	(19)	(17)	(16)
Distill Ventures exits	(12)	—	—
Winding down Russian operations	—	(2)	(16)
Total cash payments	(161)	(188)	(46)